Segment Information - Schedule of segment net loss and significant segment expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net loss	$ (57,982)	$ (42,823)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Non-controllable expenses	8,733	3,988
Other income	5,134	774
Net loss	57,982	42,823
Operating Segments [Member] | Research and Development Expense [Member]
Segment Reporting Information [Line Items]
Total employee-related expenses	11,135	10,351
Operating Segments [Member] | General and Administrative Expense [Member]
Segment Reporting Information [Line Items]
Total employee-related expenses	5,553	3,240
Operating Segments [Member] | Research and Pre-clinical Expenses [Member]
Segment Reporting Information [Line Items]
Total external research and development expenses	8,477	8,321
Operating Segments [Member] | Clinical and Development Expenses [Member]
Segment Reporting Information [Line Items]
Total external research and development expenses	15,380	7,202
Operating Segments [Member] | Chemistry, Manufacturing, and Control Expenses [Member]
Segment Reporting Information [Line Items]
Total external research and development expenses	$ 3,570	$ 8,947